Income taxes	12 Months Ended
Mar. 31, 2016
Income taxes

15. Income taxes:

The components of income before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Income before income taxes:
Parent company and domestic subsidiaries	1,621,013	1,685,909	1,834,413
Foreign subsidiaries	820,067	1,206,919	1,148,968

	2,441,080	2,892,828	2,983,381

The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Current income tax expense:
Parent company and domestic subsidiaries	634,458	552,122	591,868
Foreign subsidiaries	189,629	368,234	253,512

Total current	824,087	920,356	845,380

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(122,898)	(77,653)	(40,934)
Foreign subsidiaries	66,619	50,766	73,823

Total deferred	(56,279)	(26,887)	32,889

Total provision	767,808	893,469	878,269

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 37.6%, 35.2% and 32.9% for the years ended March 31, 2014, 2015 and 2016, respectively. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2014	2015	2016
Statutory tax rate	37.6%	35.2%	32.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.2	1.5	0.3
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.5	1.0	1.0
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	3.0	2.5	2.4
Valuation allowance	(4.3)	(0.5)	(0.4)
Tax credits	(6.5)	(5.3)	(4.7)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(3.2)	(2.4)	(1.3)
Unrecognized tax benefits adjustments	0.0	3.2	0.2
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	0.9	(1.9)	(0.5)
Other	0.3	(2.4)	(0.5)

Effective income tax rate	31.5%	30.9%	29.4%

“Unrecognized tax benefits adjustments” for the year ended March 31, 2015 reflects a charge for the settlement of a pre 2012 tax position in a foreign jurisdiction.

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2015	2016
Deferred tax assets
Accrued pension and severance costs	184,215	283,713
Accrued expenses and liabilities for quality assurances	573,246	586,628
Other accrued employees’ compensation	126,366	116,420
Operating loss carryforwards for tax purposes	259,896	201,957
Tax credit carryforwards	42,059	22,687
Property, plant and equipment and other assets	220,226	241,454
Other	288,012	321,022

Gross deferred tax assets	1,694,020	1,773,881
Less - Valuation allowance	(169,811)	(151,665)

Total deferred tax assets	1,524,209	1,622,216

Deferred tax liabilities
Unrealized gains on securities, net	(810,192)	(692,972)
Undistributed earnings of foreign subsidiaries	(27,692)	(30,112)
Undistributed earnings of affiliated companies accounted for by the equity method	(686,692)	(656,448)
Basis difference of acquired assets	(31,946)	(31,171)
Lease transactions	(1,162,540)	(1,073,518)
Other	(21,597)	(93,206)

Gross deferred tax liabilities	(2,740,659)	(2,577,427)

Net deferred tax liability	(1,216,450)	(955,211)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2015	2016
Deferred tax assets
Deferred income taxes (Current assets)	978,179	967,607
Investments and other assets - Other	132,548	151,431
Deferred tax liabilities
Other current liabilities	(28,708)	(28,160)
Deferred income taxes (Long-term liabilities)	(2,298,469)	(2,046,089)

Net deferred tax liability	(1,216,450)	(955,211)

The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for deferred tax assets which are not more-likely-than-not to be realized.

The accounting for deferred tax assets represents Toyota’s current best estimate based on all available evidence. Unanticipated events or changes could result in re-evaluating the realizability of deferred tax assets.

Operating loss carryforwards for tax purposes as of March 31, 2016 in Japan and foreign countries were ¥22,266 million and ¥613,285 million, respectively, and are available as an offset against future taxable income. The majority of these carryforwards in Japan and foreign countries expire in years 2017 to 2025 and expire in years 2017 to 2036, respectively. Tax credit carryforwards as of March 31, 2016 in Japan and foreign countries were ¥1,137 million and ¥21,550 million, respectively, and the majority of these carryforwards in Japan and foreign countries expire in years 2017 to 2019 and expire in years 2017 to 2035, respectively.

The valuation allowance mainly relates to deferred tax assets of operating loss and foreign tax credit carryforwards for tax purposes that are not more-likely-than-not to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2014, 2015 and 2016 consist of the following:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Valuation allowance at beginning of year	284,835	189,894	169,811
Additions	23,390	34,485	33,243
Deductions	(128,928)	(50,247)	(43,723)
Other	10,597	(4,321)	(7,666)

Valuation allowance at end of year	189,894	169,811	151,665

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2014, 2015 and 2016.

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥3,348,031 million as of March 31, 2016. Toyota estimates an additional tax provision of ¥130,615 million would be required if the full amount of those undistributed earnings were remitted.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2014, 2015 and 2016 is as follows:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Balance at beginning of year	22,447	19,393	13,644
Additions based on tax positions related to the current year	310	593	1,001
Additions for tax positions of prior years	491	94,852	6,378
Reductions for tax positions of prior years	(1,273)	(4,015)	(77)
Reductions for tax positions related to lapse of statute of limitations	—	(58)	(7)
Reductions for settlements	(3,771)	(98,929)	(427)
Other	1,189	1,808	(1,262)

Balance at end of year	19,393	13,644	19,250

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2014, 2015 and 2016, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2014, 2015 and 2016, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after April 1, 2009 and January 1, 2000, with various tax jurisdictions in Japan and foreign countries, respectively.